Schedule of Long-term Debt Instruments (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012
Long Term Debt, beginning of period	$ 10,051,262	$ 0
Convertible debenture issued	8,307,249	10,051,262
Discount on debentures	(754,829)	0
Amendment of debentures conversion price	(79,931)	0
Accretion expense	94,030	0
Effect of foreign exchange	(943,095)	0
Long Term Debt, end of period	$ 16,674,686	$ 10,051,262